Other current financial assets	6 Months Ended
Jun. 30, 2023
Disclosure Of Other current Financial Assets [Abstract]
Other current financial assets
15. Other current financial assets
The following table provides a breakdown for other current financial assets (see Note 20 — Fair value measurement for a breakdown of other current financial assets by fair value level):

(€ thousands)	At June 30, 2023	At December 31, 2022
Securities	105,752	316,595
Financial receivables	2,200	2,224
Guarantee deposits	1,966	2,075
Total other current financial assets	109,918	320,894

The following table provides a breakdown for securities:

(€ thousands)	At December 31, 2022	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate gains/(losses)	At June 30, 2023
FVPL
Insurance contracts	114,975	—	(87,906)	491	(35)	—	27,525
Private equity	18,311	2,130	(507)	271	—	(197)	20,008
Real estate funds	12,129	1,889	—	(159)	—	(111)	13,748
Private debt	13,644	—	(4,164)	(28)	33	—	9,485
Hedge funds	46,761	2,004	(40,653)	51	264	(67)	8,360
Money market funds	2,587	—	(505)	(5)	60	(103)	2,034
Equity	14,592	—	(14,999)	(43)	703	7	260
Fixed income	64,017	—	(65,018)	—	1,001	—	—
Commodities	2,727	—	(2,601)	—	(126)	—	—
Total FVPL	289,743	6,023	(216,353)	578	1,900	(471)	81,420
FVOCI
Floating income	17,742	—	(1,005)	(37)	—	—	16,700
Fixed income	9,110	—	(1,996)	71	447	—	7,632
Total FVOCI	26,852	—	(3,001)	34	447	—	24,332
Total securities	316,595	6,023	(219,354)	612	2,347	(471)	105,752

In line with the Group’s funding strategy, during the six months ended June 30, 2023 the Group disposed of securities (primarily insurance contracts, fixed income and hedge funds) for total consideration of €219,354 thousand and recognized a gain on disposal of €2,626 thousand.